UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number: 811-01710

T. Rowe Price New Era Fund, Inc.

(Exact name of registrant as specified in charter)

100 East Pratt Street, Baltimore, MD 21202

(Address of principal executive offices)

David Oestreicher
100 East Pratt Street, Baltimore, MD 21202

(Name and address of agent for service)

Registrant’s telephone number, including area code: (410) 345-2000

Date of fiscal year end: December 31

Date of reporting period: March 31, 2017

Item 1. Schedule of Investments

New Era Fund	March 31, 2017

T. Rowe Price New Era Fund

Unaudited

Portfolio of Investments ‡

(Cost and value in $000s)

	Shares/Par	$ Value
COMMON STOCKS 97.4%		
AGRICULTURE 4.8%		
Fertilizers & Agricultural Chemicals 3.9%		
Agrium	390,600	37,322
CF Industries	1,524,383	44,740
Incitec Pivot (AUD)	5,597,114	16,069
OCI (EUR) (1)	895,196	17,180
Yara International (NOK)	481,615	18,551
		133,862
Packaged Foods & Meats 0.9%		
Pilgrim's Pride	557,300	12,542
Sanderson Farms	185,300	19,241
		31,783
Total Agriculture		165,645
CHEMICALS 14.7%		
Commodity Chemicals 0.5%		
Orion Engineered Carbons	397,233	8,143
Valvoline	396,665	9,738
		17,881
Diversified Chemicals 2.9%		
Akzo Nobel (EUR)	251,254	20,800
EI du Pont de Nemours	574,300	46,133
PPG Industries	333,600	35,055
		101,988
Industrial Gases 4.2%		
Air Products & Chemicals	686,663	92,899
Linde (EUR)	163,325	27,213
Praxair	222,400	26,377
		146,489

Specialty Chemicals 7.1%		
Air Liquide (EUR)	133,593	15,253
Ashland Global Holdings	281,800	34,890
Axalta Coating Systems (1)	323,000	10,400
Corbion (EUR)	526,645	14,408
Croda International (GBP)	665,055	29,706
Koninklijke DSM (EUR)	73,020	4,938
PolyOne	277,622	9,464
RPM	1,355,800	74,610
Sherwin-Williams	54,450	16,890
Umicore (EUR)	192,120	10,941
Victrex (GBP)	1,030,692	24,564
		246,064
Total Chemicals		512,422
ENERGY INDUSTRIALS 11.1%		
Construction & Engineering 1.2%		
Gamesa (EUR)	423,441	10,017
Granite Construction	443,700	22,269
Vestas Wind Systems (DKK) (1)	110,623	8,998
		41,284
Construction & Farm Machinery & Heavy Trucks 0.5%		
AGCO	316,800	19,065
		19,065
Construction Materials 2.7%		
Martin Marietta Materials	103,310	22,548
Vulcan Materials	596,500	71,866
		94,414
Electrical Components & Equipment 0.7%		
Legrand (EUR)	379,238	22,829
		22,829

Industrial Machinery 4.5%		
Flowserve	983,400	47,616
Krones (EUR)	161,946	18,159
Mueller Water Products, Class A	1,216,000	14,373
Pentair	527,800	33,135
Sandvik (SEK)	1,249,962	18,671
Valmont Industries	84,100	13,078
Watts Water Technologies, Class A	193,271	12,051
		157,083
Metal & Glass Containers 1.5%		
Ball	543,600	40,368
Vidrala (EUR)	248,909	12,885
		53,253
Total Energy Industrials		387,928
ENERGY SERVICES & PROCESSORS 12.3%		
Oil & Gas Equipment & Services 7.9%		
Aker Solutions (NOK) (1)	3,316,283	20,015
Baker Hughes	1,269,600	75,948
Dril-Quip (1)	217,800	11,881
Flotek Industries (1)	690,899	8,837
Frank's International	941,100	9,947
Halliburton	459,500	22,612
Oceaneering International	597,200	16,172
SBM Offshore (EUR)	1,463,215	23,989
Schlumberger	417,750	32,626
TechnipFMC (1)	284,000	9,230
Tenaris (EUR)	1,486,261	25,701
US Silica Holdings	374,700	17,982
		274,940
Oil & Gas Refining & Marketing 2.8%		
Marathon Petroleum	1,338,469	67,646

Murphy USA (1)	321,500	23,605
Western Refining	214,000	7,505
		98,756
Oil & Gas Storage & Transportation 1.6%		
Enbridge	473,860	19,826
Koninklijke Vopak (EUR)	802,123	34,934
		54,760
Total Energy Services & Processors		428,456
EXPLORATION & PRODUCTION 18.8%		
Non-U.S. Oil & Gas Exploration & Production 6.4%		
Advantage Oil & Gas (CAD) (1)	2,493,343	16,462
ARC Resources (CAD)	2,258,191	32,264
Cairn Energy (GBP) (1)	4,142,932	10,629
Canadian Natural Resources	624,500	20,477
Encana	2,564,500	30,030
Kelt Exploration (CAD) (1)	2,852,500	14,328
Kosmos Energy (1)	3,840,252	25,576
Lundin Petroleum (SEK) (1)	616,963	12,522
Seven Generations Energy (CAD) (1)	1,754,053	32,051
Woodside Petroleum (AUD)	1,193,991	29,251
		223,590
U.S. Mixed Exploration & Production 0.2%		
Comstock Resources (1)(2)	820,934	7,577
		7,577
U.S. Oil Exploration & Production 12.2%		
Apache	171,500	8,814
Centennial Resource Development, Acquisition Date: 12/28/16 Cost $2,366 (1)(3)	162,732	2,818
Centennial Resource Development, Class A (1)	1,401,817	25,555
Centennial Resource Development, Warrants, 10/11/21 (1)	357,201	2,304
Cimarex Energy	167,740	20,043

Concho Resources (1)	607,000	77,902
Continental Resources (1)	573,900	26,067
Diamondback Energy (1)	239,100	24,798
EOG Resources	889,772	86,797
Jagged Peak Energy (1)	1,222,900	15,947
Matador Resources (1)	736,253	17,516
Parsley Energy, Class A (1)	765,440	24,885
Pioneer Natural Resources	430,550	80,181
SM Energy	460,700	11,066
		424,693
Total Exploration & Production		655,860

INTEGRATEDS 15.1%

Integrated Oil & Gas 15.1%

Chevron	238,600	25,618
ExxonMobil	1,369,759	112,334
Galp Energia (EUR)	2,353,215	35,692
Hess	407,200	19,631
Occidental Petroleum	1,469,174	93,087
Royal Dutch Shell, B Shares (GBP)	2,089,179	57,430
Suncor Energy	774,000	23,801
Total, Rights, 4/5/17 (EUR) (1)	3,096,763	—
Total (EUR)	3,096,763	156,583
Total Integrateds		524,176

METALS & MINING 7.6%

Diversified Metals & Mining 5.2%

Antofagasta (GBP)	2,019,013	21,080
Boliden (SEK)	1,393,447	41,476
First Quantum Minerals (CAD)	1,135,800	12,068
Inedependence (AUD)	8,102,898	22,163
Lundin Mining (CAD)	3,678,743	20,720
Southern Copper	1,168,100	41,923

Western Areas (AUD) (1)	6,995,471	12,339
Worthington Industries	197,400	8,901
		180,670
Precious Metals & Minerals 2.4%		
Centamin (GBP)	5,078,371	10,986
Franco-Nevada (CAD)	234,350	15,353
Fresnillo (GBP)	874,109	17,031
Klondex Mines (CAD) (1)	1,873,700	7,313
Petra Diamonds (GBP) (1)	5,022,122	8,361
Randgold Resources (GBP)	274,331	23,971
		83,015
Total Metals & Mining		263,685
OTHER 2.3%		
Paper & Forest Products 2.3%		
Bemis	569,700	27,836
International Paper	168,178	8,540
Orora (AUD)	7,584,155	17,147
UPM-Kymmene (EUR)	483,286	11,347
Weyerhaeuser, REIT	432,503	14,696
Total Other		79,566
UTILITIES 7.4%		
Electric Utilities 1.9%		
Edison International	483,900	38,523
Red Electrica (EUR)	1,400,280	26,850
		65,373
Gas Utilities 1.7%		
Atmos Energy	744,834	58,834
		58,834

The accompanying notes are an integral part of this Portfolio of Investments.

T. Rowe Price New Era Fund
Unaudited

Notes To Portfolio of Investments

T. Rowe Price New Era Fund, Inc. (the fund), is registered under the Investment Company Act of 1940 (the 1940 Act) as a diversified, open-end management investment company. The fund seeks to provide long-term capital growth primarily through the common stocks of companies that own or develop natural resources and other basic commodities, and also through the stocks of selected nonresource growth companies.

NOTE 1 - SIGNIFICANT ACCOUNTING POLICIES

Basis of Preparation
The fund is an investment company and follows accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 (ASC 946). The accompanying Portfolio of Investments was prepared in accordance with accounting principles generally accepted in the United States of America (GAAP), including, but not limited to, ASC 946. GAAP requires the use of estimates made by management. Management believes that estimates and valuations are appropriate; however, actual results may differ from those estimates, and the valuations reflected in the Portfolio of Investments may differ from the values ultimately realized upon sale or maturity.

Investment Transactions
Investment transactions are accounted for on the trade date.

Currency Translation
Investments denominated in foreign currencies are translated into U.S. dollar values each day at the prevailing exchange rate, using the mean of the bid and asked prices of such currencies against U.S. dollars as quoted by a major bank. Purchases and sales of securities are translated into U.S. dollars at the prevailing exchange rate on the date of the transaction.

New Accounting Guidance
In October 2016, the Securities and Exchange Commission (SEC) issued a new rule, Investment Company Reporting Modernization, which, among other provisions, amends Regulation S-X to require standardized, enhanced disclosures, particularly related to derivatives, in investment company financial statements. Compliance with the guidance is effective for financial statements filed with the SEC on or after August 1, 2017; adoption will have no effect on the fund’s net assets or results of operations.

NOTE 2 – VALUATION

The fund’s financial instruments are valued and each class’s net asset value (NAV) per share is computed at the close of the New York Stock Exchange (NYSE), normally 4 p.m. ET, each day the NYSE is open for business. However, the NAV per share may be calculated at a time other than the normal close of the NYSE if trading on the NYSE is restricted, if the NYSE closes earlier, or as may be permitted by the SEC.

Fair Value
The fund’s financial instruments are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The T. Rowe Price Valuation Committee (the Valuation Committee) is an internal committee that has been delegated certain responsibilities by the fund’s Board of Directors (the Board) to ensure that financial instruments are appropriately priced at fair value in accordance with GAAP and the 1940 Act. Subject to oversight by the Board, the Valuation Committee develops and oversees pricing-related policies and procedures and approves all fair value determinations. Specifically, the Valuation Committee establishes procedures to value securities; determines pricing techniques, sources, and persons eligible to effect fair value pricing actions; oversees the selection, services, and performance of pricing vendors; oversees valuation-related business continuity practices; and provides guidance on internal controls and valuation-related matters. The Valuation Committee reports to the Board and has representation from legal, portfolio management and trading, operations, risk management and the fund’s treasurer.

Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:

Level 1 – quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date

Level 2 – inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads)

Level 3 – unobservable inputs

Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument. Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs. When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values.

Valuation Techniques
Equity securities listed or regularly traded on a securities exchange or in the over-the-counter (OTC) market are valued at the last quoted sale price or, for certain markets, the official closing price at the time the valuations are made. OTC Bulletin Board securities are valued at the mean of the closing bid and asked prices. A security that is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security. Listed securities not traded on a particular day are valued at the mean of the closing bid and asked prices for domestic securities and the last quoted sale or closing price for international securities.

For valuation purposes, the last quoted prices of non-U.S. equity securities may be adjusted to reflect the fair value of such securities at the close of the NYSE. If the fund determines that developments between the close of a foreign market and the close of the NYSE will affect the value of some or all of its portfolio securities, the fund will adjust the previous quoted prices to reflect what it believes to be the fair value of the securities as of the close of the NYSE. In deciding whether it is necessary to adjust quoted prices to reflect fair value, the fund reviews a variety of factors, including developments in foreign markets, the performance of U.S. securities markets, and the performance of instruments trading in U.S. markets that represent foreign securities and baskets of foreign securities. The fund may also fair value securities in other situations, such as when a particular foreign market is closed but the fund is open. The fund uses outside pricing services to provide it with quoted prices and information to evaluate or adjust those prices. The fund cannot predict how often it will use quoted prices and how often it will determine it necessary to adjust those prices to reflect fair value. As a means of evaluating its security valuation process, the fund routinely compares quoted prices, the next day’s opening prices in the same markets, and adjusted prices.

Actively traded equity securities listed on a domestic exchange generally are categorized in Level 1 of the fair value hierarchy. Non-U.S. equity securities generally are categorized in Level 2 of the fair value hierarchy despite the availability of quoted prices because, as described above, the fund evaluates and determines whether those quoted prices reflect fair value at the close of the NYSE or require adjustment. OTC Bulletin Board securities, certain preferred securities, and equity securities traded in inactive markets generally are categorized in Level 2 of the fair value hierarchy.

Debt securities generally are traded in the OTC market. Securities with remaining maturities of one year or more at the time of acquisition are valued at prices furnished by dealers who make markets in such securities or by an independent pricing service, which considers the yield or price of bonds of comparable quality, coupon, maturity, and type, as well as prices quoted by dealers who make markets in such securities. Generally, debt securities are categorized in Level 2 of the fair value hierarchy; however, to the extent the valuations include significant unobservable inputs, the securities would be categorized in Level 3.

Investments in mutual funds are valued at the mutual fund’s closing NAV per share on the day of valuation and are categorized in Level 1 of the fair value hierarchy.

Thinly traded financial instruments and those for which the above valuation procedures are inappropriate or are deemed not to reflect fair value are stated at fair value as determined in good faith by the Valuation Committee. The objective of any fair value pricing determination is to arrive at a price that could reasonably be expected from a current sale. Financial instruments fair valued by the Valuation Committee are primarily private placements, restricted securities, warrants, rights, and other securities that are not publicly traded.

Subject to oversight by the Board, the Valuation Committee regularly makes good faith judgments to establish and adjust the fair valuations of certain securities as events occur and circumstances warrant. For instance, in determining the fair value of an equity investment with limited market activity, such as a private placement or a thinly traded public company stock, the Valuation Committee considers a variety of factors, which may include, but are not limited to, the issuer’s business prospects, its financial standing and performance, recent investment transactions in the issuer, new rounds of financing, negotiated transactions of significant size between other investors in the company, relevant market valuations of peer companies, strategic events affecting the company, market liquidity for the issuer, and general economic conditions and events. In consultation with the investment and pricing teams, the Valuation Committee will determine an appropriate valuation technique based on available information, which may include both observable and unobservable inputs. The Valuation Committee typically will afford greatest weight to actual prices in arm’s length transactions, to the extent they represent orderly transactions between market participants; transaction information can be reliably obtained; and prices are deemed representative of fair value. However, the Valuation Committee may also consider other valuation methods such as market-based valuation multiples; a discount or premium from market value of a similar, freely traded security of the same issuer; or some combination. Fair value determinations are reviewed on a regular basis and updated as information becomes available, including actual purchase and sale transactions of the issue. Because any fair value determination involves a significant amount of judgment, there is a degree of subjectivity inherent in such pricing decisions, and fair value prices determined by the Valuation Committee could differ from those of other market participants. Depending on the relative significance of unobservable inputs, including the valuation technique(s) used, fair valued securities may be categorized in Level 2 or 3 of the fair value hierarchy.

Valuation Inputs
The following table summarizes the fund’s financial instruments, based on the inputs used to determine their fair values on March 31, 2017:

There were no material transfers between Levels 1 and 2 during the period ended March 31, 2017.

NOTE 3 – OTHER INVESTMENT TRANSACTIONS

Consistent with its investment objective, the fund engages in the following practices to manage exposure to certain risks or to enhance performance. The investment objective, policies, program, and risk factors of the fund are described more fully in the fund’s prospectus and Statement of Additional Information.

Restricted Securities
The fund may invest in securities that are subject to legal or contractual restrictions on resale. Prompt sale of such securities at an acceptable price may be difficult and may involve substantial delays and additional costs.

Bank Loans
The fund may invest in bank loans, which represent an interest in amounts owed by a borrower to a syndicate of lenders. Bank loans are generally noninvestment grade and often involve borrowers whose financial condition is highly leveraged. Bank loans may be in the form of either assignments or participations. A loan assignment transfers all legal, beneficial, and economic rights to the buyer, and transfer typically requires consent of both the borrower and agent. In contrast, a loan participation generally entitles the buyer to receive the cash flows from principal, interest, and any fee payments on a portion of a loan; however, the seller continues to hold legal title to that portion of the loan. As a result, the buyer of a loan participation generally has no direct recourse against the borrower and is exposed to credit risk of both the borrower and seller of the participation. Bank loans often have extended settlement periods, usually may be repaid at any time at the option of the borrower, and may require additional principal to be funded at the borrowers’ discretion at a later date (unfunded commitments). Until settlement, the fund maintains liquid assets sufficient to settle its unfunded loan commitments. The fund reflects both the funded portion of a bank loan as well as its unfunded commitment in the Portfolio of Investments. However, if a credit agreement provides no initial funding of a tranche and funding of the full commitment at a future date(s) is at the borrower’s discretion and considered uncertain, a loan is reflected in the Portfolio of Investments only if, and only to the extent that, the fund has actually settled a funding commitment.

NOTE 4 - FEDERAL INCOME TAXES

At March 31, 2017, the cost of investments for federal income tax purposes was $2,900,832,000. Net unrealized gain aggregated $562,265,000 at period-end, of which $671,234,000 related to appreciated investments and $108,969,000 related to depreciated investments.

NOTE 5 - RELATED PARTY TRANSACTIONS

The fund may invest in the T. Rowe Price Government Reserve Fund, the T. Rowe Price Treasury Reserve Fund, or the T. Rowe Price Short-Term Fund (collectively, the Price Reserve Funds), open-end management investment companies managed by T. Rowe Price Associates, Inc. (Price Associates) and considered affiliates of the fund. The Price Reserve Funds are offered as short-term investment options to mutual funds, trusts, and other accounts managed by Price Associates or its affiliates and are not available for direct purchase by members of the public. The Price Reserve Funds pay no investment management fees.

Item 2. Controls and Procedures.

(a) The registrant’s principal executive officer and principal financial officer have evaluated the registrant’s disclosure controls and procedures within 90 days of this filing and have concluded that the registrant’s disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-Q was recorded, processed, summarized, and reported timely.

(b) The registrant’s principal executive officer and principal financial officer are aware of no change in the registrant’s internal control over financial reporting that occurred during the registrant’s most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Separate certifications by the registrant's principal executive officer and principal financial officer, pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(a) under the Investment Company Act of 1940, are attached.

SIGNATURES

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

T. Rowe Price New Era Fund, Inc.

	By	/s/ Edward C. Bernard
Edward C. Bernard
Principal Executive Officer

Date May 24, 2017

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

	By	/s/ Edward C. Bernard
Edward C. Bernard
Principal Executive Officer

Date May 24, 2017

	By	/s/ Catherine D. Mathews
Catherine D. Mathews
Principal Financial Officer

Date May 24, 2017